Other Income and Expenses (Details) - Schedule of other income and expenses - GBP (£) £ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Other Income And Expenses Abstract
Fair value movement in embedded derivative	£ 168,085
Fair value movement in warrants	41,840
Foreign exchange movements	(51,952)
Total	£ 157,973